RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit concentrations with respect to derivative instruments
Period after which receivables are classified as past due	30 days
Derivative instruments
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	681	746
Letters of credit provided in lieu of providing cash collateral to counterparties	382
Cash collateral on asset exposure	33	18
Derivative instruments | Canadian financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	58	230
Derivative instruments | United States financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	240	227
Derivative instruments | European financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	73	192
Derivative instruments | Other
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	310	97